UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Related Party Transaction [Line Items]
Related party expenses	$ 2,350	$ 303,987
Research and development, related party expenses	(0)	18,146
Related Party Expenses [Member]
Related Party Transaction [Line Items]
Related party expenses	0	286,530
Research and development, related party expenses	$ 0	$ 18,146